Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
April 30, 2021
T22-QTLY-0621
1.9880058.104

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.6%
	Shares	Value
COMMUNICATION SERVICES – 10.7%
Diversified Telecommunication Services – 2.0%
AT&T, Inc.	61,924	$1,945,033
Verizon Communications, Inc.	34,288	1,981,503
		3,926,536
Entertainment – 0.9%
Electronic Arts, Inc.	6,987	992,713
Take-Two Interactive Software, Inc. (a)	4,444	779,389
		1,772,102
Interactive Media & Services – 6.3%
Alphabet, Inc. Class A (a)	3,233	7,608,865
Facebook, Inc. Class A (a)	14,519	4,719,837
		12,328,702
Media – 1.5%
Comcast Corp. Class A	37,579	2,110,061
Sirius XM Holdings, Inc. (b)	133,171	812,343
		2,922,404
TOTAL COMMUNICATION SERVICES		20,949,744
CONSUMER DISCRETIONARY – 12.9%
Hotels, Restaurants & Leisure – 5.1%
Booking Holdings, Inc. (a)	929	2,290,988
Domino's Pizza, Inc.	4,163	1,758,202
McDonald's Corp.	10,691	2,523,931
Wingstop, Inc.	10,033	1,589,328
Yum! Brands, Inc.	15,616	1,866,424
		10,028,873
Internet & Direct Marketing Retail – 1.6%
eBay, Inc.	28,711	1,601,787
Etsy, Inc. (a)	7,669	1,524,520
		3,126,307
Specialty Retail – 5.1%
AutoZone, Inc. (a)	1,353	1,980,954
Lowe's Cos., Inc.	12,256	2,405,240
O'Reilly Automotive, Inc. (a)	3,701	2,046,209
The Home Depot, Inc.	10,589	3,427,342
		9,859,745
Textiles, Apparel & Luxury Goods – 1.1%
NIKE, Inc. Class B	16,738	2,219,793
TOTAL CONSUMER DISCRETIONARY		25,234,718
CONSUMER STAPLES – 5.4%
Beverages – 1.2%
Monster Beverage Corp. (a)	7,724	749,614
The Coca-Cola Co.	29,640	1,599,967
		2,349,581
Food & Staples Retailing – 0.8%
Walmart, Inc.	10,479	1,466,117
Household Products – 2.2%
Colgate-Palmolive Co.	10,937	882,616
Kimberly-Clark Corp.	5,696	759,391

	Shares	Value

The Clorox Co.	3,238	$590,935
The Procter & Gamble Co.	16,101	2,148,195
		4,381,137
Tobacco – 1.2%
Altria Group, Inc.	21,738	1,037,990
Philip Morris International, Inc.	14,190	1,348,050
		2,386,040
TOTAL CONSUMER STAPLES		10,582,875
ENERGY – 2.4%
Energy Equipment & Services – 0.4%
Schlumberger N.V.	27,415	741,575
Oil, Gas & Consumable Fuels – 2.0%
Chevron Corp.	14,905	1,536,258
ConocoPhillips	18,107	925,992
Kinder Morgan, Inc.	44,548	759,544
The Williams Cos., Inc.	28,692	698,937
		3,920,731
TOTAL ENERGY		4,662,306
FINANCIALS – 11.4%
Banks – 3.5%
First Financial Bankshares, Inc.	33,744	1,656,156
First Horizon Corp.	90,411	1,653,617
SVB Financial Group (a)	2,986	1,707,484
Western Alliance Bancorp	18,371	1,930,241
		6,947,498
Capital Markets – 5.9%
Apollo Global Management, Inc.	26,807	1,484,304
CME Group, Inc.	8,463	1,709,441
FactSet Research Systems, Inc.	4,284	1,440,367
Moody's Corp.	5,499	1,796,578
MSCI, Inc.	3,500	1,700,195
S&P Global, Inc.	5,144	2,008,166
SEI Investments Co.	23,948	1,471,365
		11,610,416
Consumer Finance – 1.0%
Discover Financial Services	16,288	1,856,832
Insurance – 1.0%
Aon PLC Class A	7,400	1,860,656
TOTAL FINANCIALS		22,275,402
HEALTH CARE – 13.1%
Biotechnology – 3.1%
AbbVie, Inc.	17,147	1,911,890
Alexion Pharmaceuticals, Inc. (a)	7,034	1,186,495
Amgen, Inc.	6,703	1,606,307
Gilead Sciences, Inc.	20,363	1,292,440
		5,997,132
Health Care Equipment & Supplies – 2.0%
Danaher Corp.	6,926	1,758,788

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Hologic, Inc. (a)	12,472	$817,540
IDEXX Laboratories, Inc. (a)	2,317	1,272,010
		3,848,338
Health Care Providers & Services – 1.5%
UnitedHealth Group, Inc.	7,302	2,912,037
Life Sciences Tools & Services – 1.5%
Mettler-Toledo International, Inc. (a)	893	1,172,795
Thermo Fisher Scientific, Inc.	3,756	1,766,184
		2,938,979
Pharmaceuticals – 5.0%
Bristol-Myers Squibb Co.	25,792	1,609,937
Johnson & Johnson	18,428	2,998,788
Merck & Co., Inc.	24,141	1,798,505
Pfizer, Inc.	53,301	2,060,084
Zoetis, Inc.	8,249	1,427,324
		9,894,638
TOTAL HEALTH CARE		25,591,124
INDUSTRIALS – 8.9%
Aerospace & Defense – 0.7%
Lockheed Martin Corp.	3,667	1,395,513
Electrical Equipment – 1.1%
Emerson Electric Co.	12,733	1,152,209
Rockwell Automation, Inc.	3,922	1,036,428
		2,188,637
Industrial Conglomerates – 1.6%
3M Co.	7,479	1,474,410
Honeywell International, Inc.	7,519	1,677,038
		3,151,448
Machinery – 1.7%
Graco, Inc.	12,480	958,464
Illinois Tool Works, Inc.	5,566	1,282,740
Otis Worldwide Corp.	14,849	1,156,292
		3,397,496
Professional Services – 0.5%
Verisk Analytics, Inc.	5,200	978,640
Road & Rail – 2.2%
CSX Corp.	12,922	1,301,891
Norfolk Southern Corp.	4,573	1,276,965
Union Pacific Corp.	7,279	1,616,593
		4,195,449
Trading Companies & Distributors – 1.1%
Fastenal Co.	20,310	1,061,807
WW Grainger, Inc.	2,470	1,070,844
		2,132,651
TOTAL INDUSTRIALS		17,439,834

	Shares	Value
INFORMATION TECHNOLOGY – 26.8%
Communications Equipment – 1.1%
Cisco Systems, Inc.	43,390	$ 2,208,985
IT Services – 6.3%
Accenture PLC Class A	7,297	2,115,911
Automatic Data Processing, Inc.	8,391	1,569,033
FleetCor Technologies, Inc. (a)	4,551	1,309,414
Mastercard, Inc. Class A	7,403	2,828,390
Paychex, Inc.	13,277	1,294,375
Visa, Inc. Class A	13,398	3,129,237
		12,246,360
Semiconductors & Semiconductor Equipment – 5.4%
Broadcom, Inc.	4,215	1,922,883
Intel Corp.	38,015	2,187,003
NVIDIA Corp.	4,928	2,958,672
QUALCOMM, Inc.	11,945	1,657,966
Texas Instruments, Inc.	10,678	1,927,486
		10,654,010
Software – 8.3%
Adobe, Inc. (a)	4,498	2,286,513
Aspen Technology, Inc. (a)	7,759	1,015,188
Fortinet, Inc. (a)	7,644	1,561,134
Microsoft Corp.	40,712	10,266,752
Zoom Video Communications, Inc. Class A (a)	3,755	1,199,986
		16,329,573
Technology Hardware, Storage & Peripherals – 5.7%
Apple, Inc.	84,759	11,142,418
TOTAL INFORMATION TECHNOLOGY		52,581,346
MATERIALS – 2.7%
Chemicals – 1.7%
Celanese Corp.	3,180	498,147
Ecolab, Inc.	2,779	622,829
Linde PLC (a)	3,848	1,099,912
The Sherwin-Williams Co.	2,596	710,967
Valvoline, Inc.	14,114	443,180
		3,375,035
Construction Materials – 0.2%
Eagle Materials, Inc.	3,054	421,880
Containers & Packaging – 0.3%
International Paper Co.	8,423	488,534
Metals & Mining – 0.5%
Newmont Corp.	9,477	591,459
Royal Gold, Inc.	3,444	385,246
		976,705
TOTAL MATERIALS		5,262,154
REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 3.0%
American Tower Corp.	3,091	787,494

Quarterly Report	3

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
AvalonBay Communities, Inc.	1,988	$ 381,696
Digital Realty Trust, Inc.	2,847	439,321
Duke Realty Corp.	7,213	335,549
Equity Residential	5,162	383,175
Essex Property Trust, Inc.	1,206	350,367
Extra Space Storage, Inc.	2,526	375,591
Gaming and Leisure Properties, Inc.	6,223	289,307
Prologis, Inc.	5,639	657,113
Public Storage	1,690	475,160
Realty Income Corp.	5,343	369,469
Simon Property Group, Inc.	3,946	480,386
VICI Properties, Inc. (b)	10,892	345,276
WP Carey, Inc.	4,092	306,450
TOTAL REAL ESTATE		5,976,354
UTILITIES – 2.3%
Electric Utilities – 1.4%
IDACORP, Inc.	5,419	555,339
NextEra Energy, Inc.	14,898	1,154,744
NRG Energy, Inc.	11,864	424,969
OGE Energy Corp.	15,695	526,724
		2,661,776
Independent Power and Renewable Electricity Producers – 0.2%
Vistra Corp.	23,663	399,195
Multi-Utilities – 0.7%
Dominion Energy, Inc.	10,178	813,222
WEC Energy Group, Inc.	6,729	653,857
		1,467,079
TOTAL UTILITIES		4,528,050
TOTAL COMMON STOCKS (Cost $158,007,356)		195,083,907
Money Market Funds – 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.04% (c)	529,149	$ 529,255
Fidelity Securities Lending Cash Central Fund, 0.04% (c)(d)	1,179,632	1,179,750
TOTAL MONEY MARKET FUNDS (Cost $1,709,005)		1,709,005
TOTAL INVESTMENT IN SECURITIES – 100.5% (Cost $159,716,361)		196,792,912
NET OTHER ASSETS (LIABILITIES) (e) – (0.5%)		(992,031)
NET ASSETS – 100.0%		$ 195,800,881

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $36,300 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Future Contracts (United States)	33	June 2021	$688,776	$34,099	$34,099
The notional amount of futures purchased as a percentage of Net Assets is 0.4%
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 276
Fidelity Securities Lending Cash Central Fund	815
Total	$1,091
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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6	Quarterly Report

Quarterly Report	7